UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Overseas Core Fund
Class A / COSAX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 65	1.19% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 938,455,000
Total number of portfolio holdings	137
Portfolio turnover for the reporting period	29%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund,
including
its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Overseas Core Fund | Class A

|

SSR297_01_(10/25)

Columbia Overseas Core Fund
Institutional Class / COSNX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 52	0.95% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 938,455,000
Total number of portfolio holdings	137
Portfolio turnover for the reporting period	29%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Overseas Core Fund | Institutional Class

|

SSR297_08_(10/25)

Columbia Overseas Core Fund
Institutional 2 Class / COSTX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 48	0.88% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 938,455,000
Total number of portfolio holdings	137
Portfolio turnover for the reporting period	29%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Overseas Core Fund | Institutional 2 Class

|

SSR297_15_(10/25)

Columbia Overseas Core Fund
Institutional 3 Class / COSOX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 45	0.82% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 938,455,000
Total number of portfolio holdings	137
Portfolio turnover for the reporting period	29%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Overseas Core Fund | Institutional 3 Class

|

SSR297_17_(10/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Overseas Core Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Overseas Core Fund | 2025

Portfolio of Investments
August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Australia 4.3%
Northern Star Resources Ltd.	1,647,862	20,564,941
Paladin Energy Ltd.(a)	1,610,313	8,231,410
Santos Ltd.	2,200,432	11,520,014
Total		40,316,365
Austria 0.8%
Kontron AG	261,155	7,468,280
Belgium 0.3%
Galapagos NV, ADR(a)	85,844	2,698,935
Brazil 1.3%
Itaú Unibanco Holding SA, ADR	1,732,120	12,367,337
Canada 4.7%
Cameco Corp.(b)	84,054	6,504,939
Energy Fuels, Inc.(a),(b)	700,133	8,093,537
Finning International, Inc.	90,291	3,743,525
Pan American Silver Corp.	334,506	11,346,444
Vermilion Energy, Inc.	260,277	1,965,091
Whitecap Resources, Inc.	1,625,405	12,237,731
Total		43,891,267
China 1.9%
Ping An Insurance Group Co. of China Ltd., Class H	2,470,500	17,986,837
Denmark 0.9%
Novo Nordisk A/S, Class B	147,973	8,361,868
Finland 1.2%
UPM-Kymmene OYJ	398,703	11,354,378
France 7.5%
AXA SA	326,053	15,186,786
Cie de Saint-Gobain SA	107,406	11,595,469
Eiffage SA	96,412	12,133,020
Sanofi SA	155,323	15,409,909
Societe Generale SA	143,510	8,855,836
TotalEnergies SE	109,440	6,870,758
Total		70,051,778
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 2.9%
Duerr AG	138,602	3,440,412
Fresenius Medical Care AG	172,388	8,886,386
KION Group AG	141,363	9,204,863
LANXESS AG	105,426	2,991,170
TeamViewer SE(a)	303,659	3,222,784
Total		27,745,615
Greece 3.1%
JUMBO SA	357,249	12,738,982
National Bank of Greece SA	1,203,007	16,660,254
Total		29,399,236
Hong Kong 2.2%
BOC Hong Kong Holdings Ltd.	2,745,500	12,464,915
WH Group Ltd.	7,764,402	8,343,632
Total		20,808,547
Ireland 2.8%
AIB Group PLC	1,297,339	10,540,718
Flutter Entertainment PLC(a)	50,868	15,625,124
Total		26,165,842
Israel 2.1%
Check Point Software Technologies Ltd.(a)	101,796	19,660,879
Italy 1.7%
Buzzi SpA	246,080	12,495,666
PRADA SpA	541,300	3,191,746
Total		15,687,412
Japan 24.1%
Amano Corp.	192,900	5,510,439
Furuno Electric Co., Ltd.	13,800	530,571
Hitachi Ltd.	277,400	7,474,107
IHI Corp.	30,800	3,200,801
ITOCHU Corp.	289,800	16,370,443
Kakaku.com, Inc.	350,300	6,512,107
Kinden Corp.	227,900	8,128,764
Komatsu Ltd.	367,300	12,434,703
Macnica Holdings, Inc.	680,000	9,251,295
MatsukiyoCocokara & Co.	769,000	15,884,565
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	1,099,100	16,727,266
Niterra Co., Ltd.	339,800	12,103,832
Nomura Holdings, Inc.	1,115,700	7,938,507
Otsuka Corp.	452,500	9,293,194
Sankyo Co., Ltd.	908,300	18,283,621
Sanwa Holdings Corp.	270,600	8,712,172
Shimamura Co., Ltd.	171,500	12,660,149
Ship Healthcare Holdings, Inc.	317,400	4,796,977
Sumitomo Corp.	162,700	4,556,479
Suzuken Co., Ltd.	301,300	11,916,270
TBS Holdings, Inc.	397,200	14,501,981
TOPPAN Holdings, Inc.	442,700	11,413,393
USS Co., Ltd.	664,600	8,051,184
Total		226,252,820
Kazakhstan 0.5%
Kaspi.KZ JSC, ADR	46,005	4,322,630
Netherlands 10.9%
ASM International NV	21,996	10,561,825
ASR Nederland NV	212,923	14,772,107
ING Groep NV	903,044	21,560,162
JBS NV, BDR(a)	435,023	7,037,426
Koninklijke Ahold Delhaize NV	231,402	9,272,935
Prosus NV, Class N(a)	335,375	20,746,129
Shell PLC	493,574	18,173,083
Total		102,123,667
Norway 0.7%
SalMar ASA	133,026	6,812,377
Poland 1.4%
Powszechna Kasa Oszczednosci Bank Polski SA	681,840	13,299,845
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	33,398	—
Singapore 0.8%
Venture Corp., Ltd.	716,800	7,585,739
South Africa 0.5%
Impala Platinum Holdings Ltd.(a)	545,007	4,945,456
South Korea 1.9%
Samsung Electronics Co., Ltd.	235,829	11,781,969
Common Stocks (continued)
Issuer	Shares	Value ($)
Youngone Corp.	142,842	6,008,911
Total		17,790,880
Spain 1.4%
Endesa SA	418,993	12,764,285
Switzerland 2.9%
Landis+Gyr Group AG(a)	82,534	6,620,102
Nestlé SA, Registered Shares	55,423	5,228,082
Novartis AG, Registered Shares	76,792	9,719,724
Roche Holding AG, Genusschein Shares	16,423	5,355,185
Total		26,923,093
Taiwan 2.5%
Parade Technologies Ltd.	355,000	8,998,196
Taiwan Semiconductor Manufacturing Co., Ltd.	385,000	14,418,793
Total		23,416,989
United Arab Emirates 1.5%
Emaar Properties PJSC	3,498,264	13,714,187
United Kingdom 7.9%
AstraZeneca PLC, ADR	262,162	20,946,744
DCC PLC	114,633	7,290,075
Imperial Brands PLC	222,738	9,406,826
JD Sports Fashion PLC	6,175,176	8,015,601
Marks & Spencer Group PLC	3,769,229	17,604,092
TP Icap Group PLC	2,968,275	11,142,688
Total		74,406,026
United States 3.8%
ACADIA Pharmaceuticals, Inc.(a)	59,595	1,548,874
Burford Capital Ltd.	600,975	8,413,650
Insmed, Inc.(a)	22,852	3,110,157
Jazz Pharmaceuticals PLC(a)	58,752	7,505,568
Primo Brands Corp., Class A	622,124	15,621,534
Total		36,199,783
Total Common Stocks (Cost $690,553,878)		924,522,353

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Core Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
United States 0.7%
iShares MSCI EAFE ETF	74,682	6,831,909
Total Exchange-Traded Equity Funds (Cost $6,660,081)		6,831,909

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 4.463%(g),(h)	1,833,164	1,832,614
Total Money Market Funds (Cost $1,832,605)		1,832,614
Total Investments in Securities (Cost $699,046,564)		933,186,876
Other Assets & Liabilities, Net		5,268,124
Net Assets		$938,455,000
At August 31, 2025, securities and/or cash totaling $8,423,966 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
24,353,000 CAD	17,633,748 USD	Barclays	09/18/2025	—	(111,606)
11,260,000 NZD	6,597,684 USD	Barclays	09/18/2025	—	(48,756)
23,046,000 EUR	26,391,357 USD	Citi	09/18/2025	—	(596,200)
4,613,874,000 JPY	31,672,424 USD	Citi	09/18/2025	223,590	—
52,615,418 USD	44,602,000 EUR	Citi	09/18/2025	—	(385,138)
1,880,804 USD	1,506,000 CHF	Goldman Sachs International	09/18/2025	4,838	—
7,923,000 CHF	9,776,050 USD	HSBC	09/18/2025	—	(144,226)
26,474,000 SGD	20,809,212 USD	HSBC	09/18/2025	150,738	—
24,865,803 USD	37,571,000 AUD	HSBC	09/18/2025	—	(271,075)
1,883,723 USD	277,175,000 JPY	JPMorgan	09/18/2025	5,542	—
2,933,092 USD	3,757,000 SGD	JPMorgan	09/18/2025	—	(1,390)
32,281,000 CAD	23,782,058 USD	Morgan Stanley	09/18/2025	259,792	—
1,501,000 CHF	1,871,192 USD	Morgan Stanley	09/18/2025	—	(8,189)
23,104,206,000 KRW	16,875,470 USD	Morgan Stanley	09/18/2025	233,949	—
547,647,000 TWD	18,851,876 USD	Morgan Stanley	09/18/2025	908,546	—
6,947,520 USD	43,942,000 DKK	Morgan Stanley	09/18/2025	—	(53,161)
7,840,250 USD	13,263,000 NZD	Morgan Stanley	09/18/2025	—	(11,499)
2,897,000 AUD	1,885,927 USD	State Street	09/18/2025	—	(10,507)
2,597,000 CAD	1,884,657 USD	State Street	09/18/2025	—	(7,705)
2,329,491,000 JPY	15,664,972 USD	State Street	09/18/2025	—	(213,176)
3,275,000 NZD	1,986,157 USD	State Street	09/18/2025	53,023	—
35,694,000 SEK	3,744,787 USD	State Street	09/18/2025	—	(30,166)
33,670,764 USD	26,550,000 CHF	State Street	09/18/2025	—	(427,884)
8,470,023 USD	7,270,000 EUR	State Street	09/18/2025	43,366	—
38,664,464 USD	28,510,000 GBP	State Street	09/18/2025	—	(124,788)
1,882,227 USD	276,658,000 JPY	State Street	09/18/2025	3,514	—
15,704,458 USD	161,401,000 NOK	State Street	09/18/2025	353,346	—
1,885,776 USD	17,950,000 SEK	State Street	09/18/2025	12,594	—
1,884,319 USD	2,417,000 SGD	State Street	09/18/2025	1,740	—
2,576,000 CAD	1,873,814 USD	UBS	09/18/2025	—	(3,245)
19,065,000 NOK	1,889,682 USD	UBS	09/18/2025	—	(7,097)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,579,570 USD	31,927,000 AUD	UBS	09/18/2025	320,483	—
6,549,493 USD	962,095,000 JPY	UBS	09/18/2025	8,286	—
3,745,005 USD	6,263,000 NZD	UBS	09/18/2025	—	(48,144)
13,872,654 USD	131,596,000 SEK	UBS	09/18/2025	44,775	—
7,153,000 AUD	4,681,229 USD	Wells Fargo	09/18/2025	—	(1,267)
53,964,000 PLN	14,863,045 USD	Wells Fargo	09/18/2025	56,318	—
6,583,827 USD	8,451,000 SGD	Wells Fargo	09/18/2025	10,748	—
Total				2,695,188	(2,505,219)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(1,485,888)	(192)	85.00	09/19/2025	(11,611)	(18,048)
Cameco Corp.	Morgan Stanley	USD	(1,485,888)	(192)	80.00	09/19/2025	(41,384)	(41,952)
Energy Fuels, Inc.	Morgan Stanley	USD	(1,735,156)	(1,501)	16.00	09/19/2025	(8,684)	(22,515)
Energy Fuels, Inc.	Morgan Stanley	USD	(1,735,156)	(1,501)	14.00	09/19/2025	(22,944)	(48,783)
Energy Fuels, Inc.	Morgan Stanley	USD	(1,735,156)	(1,501)	12.00	09/19/2025	(61,970)	(120,080)
Total							(146,593)	(251,378)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(h)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	1,846,914	121,855,659	(121,869,683)	(276)	1,832,614	612	102,152	1,833,164
Abbreviation Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Core Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	40,316,365	—	40,316,365
Austria	—	7,468,280	—	7,468,280
Belgium	2,698,935	—	—	2,698,935
Brazil	12,367,337	—	—	12,367,337
Canada	43,891,267	—	—	43,891,267
China	—	17,986,837	—	17,986,837
Denmark	—	8,361,868	—	8,361,868
Finland	—	11,354,378	—	11,354,378
France	—	70,051,778	—	70,051,778
Germany	—	27,745,615	—	27,745,615
Greece	12,738,982	16,660,254	—	29,399,236
Hong Kong	—	20,808,547	—	20,808,547
Ireland	15,625,124	10,540,718	—	26,165,842
Israel	19,660,879	—	—	19,660,879
Italy	—	15,687,412	—	15,687,412
Japan	530,571	225,722,249	—	226,252,820
Kazakhstan	4,322,630	—	—	4,322,630
Netherlands	7,037,426	95,086,241	—	102,123,667
Norway	—	6,812,377	—	6,812,377
Poland	—	13,299,845	—	13,299,845
Russian Federation	—	—	0 *	0 *
Singapore	—	7,585,739	—	7,585,739
South Africa	—	4,945,456	—	4,945,456
South Korea	—	17,790,880	—	17,790,880
Spain	12,764,285	—	—	12,764,285
Switzerland	—	26,923,093	—	26,923,093
Taiwan	—	23,416,989	—	23,416,989
United Arab Emirates	—	13,714,187	—	13,714,187
United Kingdom	20,946,744	53,459,282	—	74,406,026
United States	36,199,783	—	—	36,199,783
Total Common Stocks	188,783,963	735,738,390	0 *	924,522,353
Exchange-Traded Equity Funds	6,831,909	—	—	6,831,909
Money Market Funds	1,832,614	—	—	1,832,614
Total Investments in Securities	197,448,486	735,738,390	0 *	933,186,876
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,695,188	—	2,695,188
Liability
Forward Foreign Currency Exchange Contracts	—	(2,505,219)	—	(2,505,219)
Call Option Contracts Written	(251,378)	—	—	(251,378)
Total	197,197,108	735,928,359	0 *	933,125,467

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Core Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $697,213,959)	$931,354,262
Affiliated issuers (cost $1,832,605)	1,832,614
Unrealized appreciation on forward foreign currency exchange contracts	2,695,188
Receivable for:
Investments sold	2,704,276
Capital shares sold	125,587
Dividends	1,796,203
Foreign tax reclaims	1,817,325
Expense reimbursement due from Investment Manager	2,658
Prepaid expenses	7,803
Total assets	942,335,916
Liabilities
Option contracts written, at value (premiums received $146,593)	251,378
Due to custodian	4,014
Unrealized depreciation on forward foreign currency exchange contracts	2,505,219
Payable for:
Investments purchased	524,330
Capital shares redeemed	336,070
Foreign capital gains taxes deferred	881
Management services fees	21,681
Distribution and/or service fees	420
Transfer agent fees	52,487
Compensation of chief compliance officer	91
Compensation of board members	2,685
Other expenses	64,350
Deferred compensation of board members	117,310
Total liabilities	3,880,916
Net assets applicable to outstanding capital stock	$938,455,000
Represented by
Paid in capital	692,912,943
Total distributable earnings (loss)	245,542,057
Total - representing net assets applicable to outstanding capital stock	$938,455,000
Class A
Net assets	$61,095,595
Shares outstanding	4,799,644
Net asset value per share	$12.73
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.51
Institutional Class
Net assets	$358,805,835
Shares outstanding	28,115,725
Net asset value per share	$12.76
Institutional 2 Class
Net assets	$1,201,639
Shares outstanding	94,017
Net asset value per share	$12.78
Institutional 3 Class
Net assets	$517,351,931
Shares outstanding	40,456,703
Net asset value per share	$12.79
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2025

Statement of Operations
Six Months Ended August 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$23,096,286
Dividends — affiliated issuers	102,152
European Union tax reclaim	377,380
Foreign taxes withheld	(2,180,244)
Total income	21,395,574
Expenses:
Management services fees	3,980,982
Distribution and/or service fees
Class A	66,791
Transfer agent fees
Class A	35,033
Institutional Class	220,048
Institutional 2 Class	349
Institutional 3 Class	13,358
Custodian fees	68,021
Printing and postage fees	12,677
Registration fees	39,237
Accounting services fees	18,692
Legal fees	13,361
Interest on collateral	834
Interest on interfund lending	7,400
Compensation of chief compliance officer	78
Compensation of board members	10,589
Deferred compensation of board members	7,459
Other	71,982
Total expenses	4,566,891
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(360,510)
Total net expenses	4,206,381
Net investment income	17,189,193
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	40,692,512
Investments — affiliated issuers	612
Foreign currency translations	22,935
Forward foreign currency exchange contracts	6,248,487
Option contracts purchased	(63,557)
Option contracts written	416,680
Net realized gain	47,317,669
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	115,987,790
Investments — affiliated issuers	(276)
Foreign currency translations	167,662
Forward foreign currency exchange contracts	(84,090)
Option contracts written	(122,434)
Net change in unrealized appreciation (depreciation)	115,948,652
Net realized and unrealized gain	163,266,321
Net increase in net assets resulting from operations	$180,455,514
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Core Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
Operations
Net investment income	$17,189,193	$21,002,039
Net realized gain	47,317,669	46,574,933
Net change in unrealized appreciation (depreciation)	115,948,652	36,107,435
Net increase in net assets resulting from operations	180,455,514	103,684,407
Distributions to shareholders
Net investment income and net realized gains
Class A	(37,776)	(1,741,025)
Advisor Class	—	(1,644)
Institutional Class	(349,426)	(11,534,096)
Institutional 2 Class	(1,299)	(30,233)
Institutional 3 Class	(686,771)	(22,730,479)
Class R	—	(116)
Total distributions to shareholders	(1,075,272)	(36,037,593)
Decrease in net assets from capital stock activity	(159,548,748)	(14,860,952)
Total increase in net assets	19,831,494	52,785,862
Net assets at beginning of period	918,623,506	865,837,644
Net assets at end of period	$938,455,000	$918,623,506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2025 (Unaudited)		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	723,448	8,217,959	257,693	2,633,686
Distributions reinvested	3,039	36,165	169,088	1,716,668
Shares redeemed	(248,936)	(2,883,141)	(806,325)	(8,349,387)
Net increase (decrease)	477,551	5,370,983	(379,544)	(3,999,033)
Advisor Class
Distributions reinvested	—	—	144	1,455
Shares redeemed	—	—	(18,459)	(193,673)
Net decrease	—	—	(18,315)	(192,218)
Class C
Shares redeemed	—	—	(124,147)	(1,225,588)
Net decrease	—	—	(124,147)	(1,225,588)
Institutional Class
Shares sold	1,670,294	19,077,291	6,677,512	69,436,136
Distributions reinvested	29,309	349,363	1,134,245	11,531,470
Shares redeemed	(3,467,834)	(39,830,232)	(5,322,478)	(56,100,674)
Net increase (decrease)	(1,768,231)	(20,403,578)	2,489,279	24,866,932
Institutional 2 Class
Shares sold	4,819	53,797	27,603	285,443
Distributions reinvested	109	1,299	2,955	30,099
Shares redeemed	(5,924)	(72,244)	(29,172)	(299,861)
Net increase (decrease)	(996)	(17,148)	1,386	15,681
Institutional 3 Class
Shares sold	106,920	1,351,620	103,638	1,068,477
Distributions reinvested	57,471	686,771	2,231,972	22,730,343
Shares redeemed	(12,086,567)	(146,537,396)	(5,532,446)	(58,122,262)
Net decrease	(11,922,176)	(144,499,005)	(3,196,836)	(34,323,442)
Class R
Shares redeemed	—	—	(315)	(3,284)
Net decrease	—	—	(315)	(3,284)
Total net decrease	(13,213,852)	(159,548,748)	(1,228,492)	(14,860,952)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Core Fund  | 2025

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Columbia Overseas Core Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2025 (Unaudited)	$10.57	0.19 (c)	1.98	2.17	(0.01)	—	(0.01)
Year Ended 2/28/2025	$9.83	0.21 (c)	0.93	1.14	(0.40)	—	(0.40)
Year Ended 2/29/2024	$9.38	0.18	0.69	0.87	(0.42)	—	(0.42)
Year Ended 2/28/2023	$10.23	0.16	(0.88)	(0.72)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.89	0.17	0.02 (g)	0.19	(0.27)	(0.58)	(0.85)
Year Ended 2/28/2021	$8.99	0.06	2.06	2.12	(0.05)	(0.17)	(0.22)
Institutional Class
Six Months Ended 8/31/2025 (Unaudited)	$10.59	0.21 (c)	1.97	2.18	(0.01)	—	(0.01)
Year Ended 2/28/2025	$9.84	0.24 (c)	0.93	1.17	(0.42)	—	(0.42)
Year Ended 2/29/2024	$9.41	0.21	0.68	0.89	(0.46)	—	(0.46)
Year Ended 2/28/2023	$10.24	0.19	(0.89)	(0.70)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.89	0.19	0.04 (g)	0.23	(0.30)	(0.58)	(0.88)
Year Ended 2/28/2021	$9.00	0.13	2.00	2.13	(0.07)	(0.17)	(0.24)
Institutional 2 Class
Six Months Ended 8/31/2025 (Unaudited)	$10.60	0.21 (c)	1.98	2.19	(0.01)	—	(0.01)
Year Ended 2/28/2025	$9.85	0.25 (c)	0.93	1.18	(0.43)	—	(0.43)
Year Ended 2/29/2024	$9.43	0.21	0.68	0.89	(0.47)	—	(0.47)
Year Ended 2/28/2023	$10.25	0.16	(0.85)	(0.69)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.90	0.20	0.04 (g)	0.24	(0.31)	(0.58)	(0.89)
Year Ended 2/28/2021	$9.00	0.10	2.05	2.15	(0.08)	(0.17)	(0.25)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2025 (Unaudited)	$12.73	20.52%	1.27% (d),(e)	1.19% (d),(e)	3.25% (c)	29%	$61,096
Year Ended 2/28/2025	$10.57	11.74%	1.27% (d),(e)	1.21% (d),(e)	2.05% (c)	45%	$45,690
Year Ended 2/29/2024	$9.83	9.36%	1.30% (d),(e)	1.22% (d),(e),(f)	1.90%	42%	$46,194
Year Ended 2/28/2023	$9.38	(6.89% )	1.28% (d),(e)	1.22% (d),(e),(f)	1.74%	60%	$47,250
Year Ended 2/28/2022	$10.23	1.38%	1.27% (d),(e)	1.22% (d),(e),(f)	1.47%	43%	$55,723
Year Ended 2/28/2021	$10.89	23.80%	1.33% (d),(e)	1.24% (d),(e),(f)	0.59%	39%	$57,243
Institutional Class
Six Months Ended 8/31/2025 (Unaudited)	$12.76	20.61%	1.02% (d),(e)	0.95% (d),(e)	3.54% (c)	29%	$358,806
Year Ended 2/28/2025	$10.59	12.11%	1.03% (d),(e)	0.96% (d),(e)	2.27% (c)	45%	$316,426
Year Ended 2/29/2024	$9.84	9.59%	1.05% (d),(e)	0.97% (d),(e),(f)	2.14%	42%	$269,598
Year Ended 2/28/2023	$9.41	(6.68% )	1.03% (d),(e)	0.97% (d),(e),(f)	2.05%	60%	$286,669
Year Ended 2/28/2022	$10.24	1.73%	1.02% (d),(e)	0.97% (d),(e),(f)	1.68%	43%	$275,013
Year Ended 2/28/2021	$10.89	23.93%	1.10% (d),(e)	1.00% (d),(e),(f)	1.40%	39%	$215,765
Institutional 2 Class
Six Months Ended 8/31/2025 (Unaudited)	$12.78	20.70%	0.95% (d),(e)	0.88% (d),(e)	3.61% (c)	29%	$1,202
Year Ended 2/28/2025	$10.60	12.17%	0.96% (d),(e)	0.90% (d),(e)	2.41% (c)	45%	$1,007
Year Ended 2/29/2024	$9.85	9.59%	0.98% (d),(e)	0.90% (d),(e)	2.16%	42%	$923
Year Ended 2/28/2023	$9.43	(6.58% )	0.97% (d),(e)	0.90% (d),(e)	1.78%	60%	$850
Year Ended 2/28/2022	$10.25	1.81%	0.95% (d),(e)	0.90% (d),(e)	1.77%	43%	$454
Year Ended 2/28/2021	$10.90	24.16%	0.99% (d),(e)	0.90% (d),(e)	1.02%	39%	$439
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2025 (Unaudited)	$10.61	0.22 (c)	1.97	2.19	(0.01)	—	(0.01)
Year Ended 2/28/2025	$9.86	0.25 (c)	0.93	1.18	(0.43)	—	(0.43)
Year Ended 2/29/2024	$9.43	0.22	0.69	0.91	(0.48)	—	(0.48)
Year Ended 2/28/2023	$10.25	0.19	(0.88)	(0.69)	—	(0.13)	(0.13)
Year Ended 2/28/2022	$10.91	0.21	0.03 (g)	0.24	(0.32)	(0.58)	(0.90)
Year Ended 2/28/2021	$9.00	0.12	2.05	2.17	(0.09)	(0.17)	(0.26)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 8/31/2025 (Unaudited)
Class A	lessthan 0.01	0.08
Institutional Class	lessthan 0.01	0.08
Institutional 2 Class	lessthan 0.01	0.08
Institutional 3 Class	lessthan 0.01	0.08
Year Ended 2/28/2025
Class A	0.02	0.23
Institutional Class	0.02	0.23
Institutional 2 Class	0.02	0.23
Institutional 3 Class	0.02	0.23

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2025 (Unaudited)	$12.79	20.69%	0.89% (d),(e)	0.82% (d),(e)	3.70% (c)	29%	$517,352
Year Ended 2/28/2025	$10.61	12.23%	0.90% (d),(e)	0.83% (d),(e)	2.42% (c)	45%	$555,500
Year Ended 2/29/2024	$9.86	9.81%	0.92% (d),(e)	0.84% (d),(e)	2.27%	42%	$547,726
Year Ended 2/28/2023	$9.43	(6.58% )	0.90% (d),(e)	0.85% (d),(e)	2.13%	60%	$521,856
Year Ended 2/28/2022	$10.25	1.78%	0.89% (d),(e)	0.84% (d),(e)	1.85%	43%	$666,445
Year Ended 2/28/2021	$10.91	24.34%	0.94% (d),(e)	0.84% (d),(e)	1.21%	39%	$555,487
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Core Fund  | 2025

Notes to Financial Statements
August 31, 2025 (Unaudited)
Note 1. Organization
Columbia Overseas Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the
Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,695,188

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	251,378
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,505,219
Total		2,756,597
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(63,557)	416,680	353,123
Foreign exchange risk	6,248,487	—	—	6,248,487
Total	6,248,487	(63,557)	416,680	6,601,610

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts written ($)	Total ($)
Equity risk	—	(122,434)	(122,434)
Foreign exchange risk	(84,090)	—	(84,090)
Total	(84,090)	(122,434)	(206,524)

Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2025:
Derivative instrument	Average value ($)
Option contracts purchased	2,849
Option contracts written	(135,984)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	3,755,206	(2,842,666)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2025:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$-	223,590	4,838	150,738	5,542	1,402,287	-	467,583	373,544	67,066	2,695,188
Liabilities
Forward foreign currency exchange contracts	$160,362	981,338	-	415,301	1,390	72,849	-	814,226	58,486	1,267	2,505,219
Call option contracts written	$-	-	-	-	-	-	251,378	-	-	-	251,378
Total liabilities	160,362	981,338	-	415,301	1,390	72,849	251,378	814,226	58,486	1,267	2,756,597
Total financial and derivative net assets	(160,362)	(757,748)	4,838	(264,563)	4,152	1,329,438	(251,378)	(346,643)	315,058	65,799	(61,409)
Total collateral received (pledged) (b)	-	-	-	-	-	1,059,000	(251,378)	-	-	-	807,622
Net amount (c)	$(160,362)	(757,748)	4,838	(264,563)	4,152	270,438	-	(346,643)	315,058	65,799	(869,031)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)

Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2025 was 0.84% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
For the six months ended August 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	54,595

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2025 through June 30, 2026 (%)	Prior to July 1, 2025 (%)
Class A	1.16	1.22
Institutional Class	0.91	0.97
Institutional 2 Class	0.84	0.90
Institutional 3 Class	0.79	0.84
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is

Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
698,900,000	257,698,000	23,473,000	281,171,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(24,718,673)	(3,962,338)	(28,681,011)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $275,010,476 and $411,993,778, respectively, for the six months ended August 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	9,116,667	4.88	6
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.

Columbia Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Shareholder concentration risk
At August 31, 2025, affiliated shareholders of record owned 84.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Overseas Core Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Overseas Core Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Overseas Core Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.  The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Overseas Core Fund  | 2025

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Columbia Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR297_02_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025